Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
Remuneration to directors and key management who have the authority and responsibility for planning, directing and continuing the activities of the Company:

	Year ended	Year ended
	December 31,	December 31,
	2018	2017

Salaries and benefits	$1,142	$888
Directors’ fees	326	269
Share-based payments	1,633	1,617